Trade and Other Receivables - Summary of Loss Allowance by Segment (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	$ 4,041	$ 4,151	$ 3,708
Expected credit loss allowance	125	131	140
Americas Materials
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	1,764	1,735	1,475
Expected credit loss allowance	22	27	34
Building Products
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	914	989	830
Expected credit loss allowance	22	25	23
Building Products | Americas
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	747	821	676
Expected credit loss allowance	16	19	17
Building Products | Europe
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	167	168	154
Expected credit loss allowance	6	6	6
Europe Materials
Disclosure Of Provision For Impairment Of Receivable [line items]
Trade receivables and construction contract assets, gross	1,363	1,427	1,403
Expected credit loss allowance	$ 81	$ 79	$ 83